Loss Per Share (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares
Basic and diluted loss per share
Net (loss) attributable to common shareholders | $	$ (121,370,000)	$ (128,919,000)	$ (63,092,000)
Weighted average shares outstanding
Weighted average number of shares - Basic | shares	155,401,121	126,814,171	99,915,563
Weighted average number of shares - Diluted | shares	155,401,121	126,814,171	99,915,563
Basic net loss per share | $ / shares	$ (0.78)	$ (1.02)	$ (0.58)
Diluted net loss per share | $ / shares	$ (0.78)	(1.02)	$ (0.58)
Share conversion ratio	1.4716625
Class C shares
Weighted average shares outstanding
Weighted average number of shares - Basic | shares	0		8,047,417
Weighted average number of shares - Diluted | shares			8,047,417
Basic net loss per share | $ / shares	$ 0		$ (0.58)
Diluted net loss per share | $ / shares	$ 0	$ 0	$ (0.58)
Previously Reported
Basic and diluted loss per share
Net (loss) attributable to common shareholders | $			$ (58,389,069)
Weighted average shares outstanding
Weighted average number of shares - Basic | shares			67,892,971
Basic net loss per share | $ / shares			$ (0.86)
Previously Reported | Class C shares
Basic and diluted loss per share
Net (loss) attributable to common shareholders | $			$ (4,702,784)
Weighted average shares outstanding
Weighted average number of shares - Basic | shares			5,468,249
Basic net loss per share | $ / shares			$ (0.86)